Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and equipment, net

Depreciation is recorded, once assets are placed in service, using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Asset type	Estimated useful life
Computers and computer equipment	3 years
Laboratory equipment	3 years
Manufacturing equipment	3 years
Website development costs	1-2 years

Property and equipment, net consists of the following:

	December 31, 2017	December 31, 2016
Manufacturing equipment	$421,999	$421,999
Computers and computer equipment	311,847	276,263
Website development costs	177,886	159,836
Laboratory equipment	13,368	13,368
Capital in progress	28,823	7,863

Total property and equipment	953,923	879,329
Accumulated depreciation	(622,883)	(323,014)

Property and equipment, net	$331,040	$556,315